Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Cumulative effect adjustment of adoption of revenue recognition accounting standard	Common Stock	Parent Company Net Investment	Parent Company Net Investment Cumulative effect adjustment of adoption of revenue recognition accounting standard	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance at beginning of period (in shares) at Dec. 31, 2018			0
Balance at beginning of period at Dec. 31, 2018	$ 551,747	$ 900	$ 0	$ 537,280	$ 900	$ 0	$ 14,467	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments	(7,890)						(7,890)
Net income (loss)	(2,512)			(2,512)
Net transfers from Parent	12,789			12,789
Stock-based compensation	8,662			8,662
Balance at end of period (in shares) at Dec. 31, 2019			0
Balance at end of period at Dec. 31, 2019	563,696		$ 0	557,119		0	6,577	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments	42,414						42,414
Net income (loss)	(7,158)			(7,158)
Net transfers from Parent	11,192			11,192
Stock-based compensation	$ 21,053			21,053
Balance at end of period (in shares) at Dec. 31, 2020	0		0
Balance at end of period at Dec. 31, 2020	$ 631,197		$ 0	582,206		0	48,991	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments	(13,912)						(13,912)
Net income (loss)	(14)			(14)
Net transfers from Parent	10,783			10,783
Issuance of stock (in shares)			20,623,000
Issuance of stock	216,000		$ 21	216,000		(21)
Distribution of net proceeds from Private Placement to Parent	(216,000)			(216,000)
Net transfers to Parent	(18,161)			(18,161)
Consummation of Separation transaction (in shares)			158,020,000
Consummation of Separation transaction	179		$ 158	(583,837)		583,858
Stock-based compensation	9,023			9,023
Balance at end of period (in shares) at Jul. 19, 2021			178,643,000
Balance at end of period at Jul. 19, 2021	$ 619,095		$ 179	0		583,837	35,079	0
Balance at beginning of period (in shares) at Dec. 31, 2020	0		0
Balance at beginning of period at Dec. 31, 2020	$ 631,197		$ 0	582,206		0	48,991	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments	(33,938)
Net income (loss)	$ 113
Exercise of stock options (in shares)	39,480
Balance at end of period (in shares) at Dec. 31, 2021	179,049,429		179,049,000
Balance at end of period at Dec. 31, 2021	$ 618,355		$ 179	0		602,996	15,053	127
Balance at beginning of period (in shares) at Jul. 19, 2021			178,643,000
Balance at beginning of period at Jul. 19, 2021	619,095		$ 179	0		583,837	35,079	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments	(20,026)						(20,026)
Net income (loss)	127							127
Issuance of stock (in shares)			11,000
Consummation of Separation transaction	863					863
Exercise of stock options (in shares)			39,000
Exercise of stock options	23					23
Restricted stock units issued, net of shares withheld for taxes (in shares)			356,000
Restricted stock units issued, net of shares withheld for taxes	(2,209)					(2,209)
Stock-based compensation	$ 20,482					20,482
Balance at end of period (in shares) at Dec. 31, 2021	179,049,429		179,049,000
Balance at end of period at Dec. 31, 2021	$ 618,355		$ 179	$ 0		$ 602,996	$ 15,053	$ 127